CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  June 10, 2020


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund VIII)
                 (Registration Nos. 333-210186 and 811-23147)
                -----------------------------------------------

Ladies and Gentlemen:

      On behalf of the Registrant, we are filing, pursuant to Rule 485(b) of the Securities Act of 1933 (the "Act"), the Registrant's Post-Effective Amendment No. 143 to its registration statement (the "Amendment"). The Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 140 to the Registrant's registration statement, as filed with the Securities and Exchange Commission on June 5, 2020.

      We have reviewed the Amendment, and we represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Act.

      If we may cooperate with you in any way in the processing of the Amendment, please telephone the undersigned at (312) 845-3484.



                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Eric F. Fess
                                                -------------------------
                                                    Eric F. Fess



Enclosures